Disposition of a Subsidiary - Summary of Major Categories of Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	CAD 239.5	CAD 210.9	CAD 67.3
Trade and other receivables	816.1	806.4
Unbilled revenue	414.8	421.8
Prepaid expenses	54.3	62.3
Property and equipment	212.6	213.9
Goodwill	1,556.6	1,828.1	CAD 966.5
Intangibles
Intangible assets	262.4	449.5
Total assets	3,880.9	4,284.7
Liabilities
Trade and other payables	704.6	718.1
Deferred revenue	187.4	201.8
Income taxes payable	11.0	1.8
Provisions	28.1	36.0
Total liabilities	1,981.6	2,308.2
Client relationships [member]
Intangibles
Intangible assets	199.1	314.0
Software [member]
Intangibles
Intangible assets	38.7	CAD 69.4
Disposal of major subsidiary [member]
Assets
Cash and cash equivalents	0.3
Trade and other receivables	3.3
Unbilled revenue	0.2
Prepaid expenses	0.2
Property and equipment	0.3
Goodwill	194.4
Intangibles
Total assets	293.8
Liabilities
Trade and other payables	13.7
Deferred revenue	10.1
Income taxes payable	1.4
Provisions	0.1
Total liabilities	25.3
Net assets disposed	268.5
Disposal of major subsidiary [member] | Client relationships [member]
Intangibles
Intangible assets	71.0
Disposal of major subsidiary [member] | Trademarks [member]
Intangibles
Intangible assets	6.1
Disposal of major subsidiary [member] | Software [member]
Intangibles
Intangible assets	CAD 18.0